Business combinations - Provisional Fair Values of Assets and Liabilities Arising from Acquisitions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Provisional fair values of assets and liabilities arising from acquisitions
- Intangible assets	$ 47	$ 72
- Property, plant and equipment	4	14
Current assets	9	35
Current liabilities	(4)	(30)
Non-current liabilities	(12)	(26)
Net assets acquired	44	65
Customer lists, intangible assets	46	59
Other intangibles assets	1	13
ROU assets	1	5
Cash acquired	2	3
Inventory acquired	2	14
Trade and other receivables	5	18
Trade and other payables	(4)	(30)
Deferred tax relating to acquired intangibles	(8)	(11)
Lease liabilities	(1)	(5)
Other liabilities	$ (3)	$ (10)